Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
15.	EARNINGS PER COMMON SHARE

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the year ended December 31,
(In thousands, except per share data)	2011	2010	2009
Net income from continuing operations	$17,758	$15,446	$24,728
Less: Net income attributable to noncontrolling interests — continuing operations	(934)	(768)	(156)

Net income from continuing operations attributable to Michael Baker Corporation	16,824	14,678	24,572
Net income/(loss) from discontinued operations attributable to Michael Baker Corporation	480	(2,512)	2,484
Net loss from discontinued operations attributable to noncontrolling interests	—	—	(135)

Net income attributable to Michael Baker Corporation	$17,304	$12,166	$26,921
Basic:
Weighted average shares outstanding	9,300	8,929	8,855
Earnings/(loss) per share:
Continuing operations	$1.81	$1.64	$2.77
Discontinued operations	0.05	(0.28)	0.27

Total	$1.86	$1.36	$3.04
Diluted:
Effect of dilutive securities -
Contingently issuable shares and stock based compensation	68	224	78
Weighted average shares outstanding	9,368	9,153	8,933
Earnings/(loss) per share:
Continuing operations	$1.80	$1.60	$2.75
Discontinued operations	0.05	(0.27)	0.26

Total	$1.85	$1.33	$3.01

As of December 31, 2011, 2010, and 2009, there were 72,000, 48,000, and 32,000, respectively, of the Company’s stock options that were excluded from the computations of diluted shares outstanding because the option exercise prices were more than the average market price of the Company’s common shares.